Operating segments (Tables)	12 Months Ended
Nov. 30, 2022
Disclosure of operating segments [abstract]
Summary of operating segments

	2022	2021

RxCrossroads	$78,744	$68,917
Others	1,313	906

	$80,057	$69,823